Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2012-2

Collection Period	09/01/14-09/30/14
Determination Date	10/9/2014
Distribution Date	10/15/2014

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$343,487,853.51
2.	Collections allocable to Principal				$14,248,907.45
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$1,023,370.50

5.	Pool Balance on the close of the last day of the related Collection Period				$328,215,575.56
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				30,932
7.	Initial Pool Balance				$940,000,035.43

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$0.00		$0.00
	c.	Class A-3 Note Balance	$173,787,853.33		$158,515,575.38
	d.	Class A-4 Note Balance	$112,360,000.00		$112,360,000.00
	e.	Class B Note Balance	$19,740,000.00		$19,740,000.00
	f.	Class C Note Balance	$16,920,000.00		$16,920,000.00
	g.	Class D Note Balance	$15,980,000.00		$15,980,000.00

	h.	Note Balance (sum a - g)	$338,787,853.33		$323,515,575.38
9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.0000000		0.0000000
	c.	Class A-3 Note Pool Factor	0.5314613		0.4847571
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.3604126		0.3441655
10.	Overcollateralization Target Amount				$4,700,000.18
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$4,700,000.18
12.	Weighted Average Coupon			%	9.23%
13.	Weighted Average Original Term			months	66.91
14.	Weighted Average Remaining Term			months	36.36

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$2,652,046.54
	b.	Liquidation Proceeds allocable to Finance Charge			$1,112.95
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$2,653,159.49
16.	Principal:
	a.	Collections allocable to Principal			$14,248,907.45
	b.	Liquidation Proceeds allocable to Principal			$533,721.25
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$14,782,628.70
17.	Total Finance Charge and Principal Collections (15d + 16d)				$17,435,788.19
18.	Interest Income from Collection Account				$793.50
19.	Simple Interest Advances				$0.00

20.	Available Collections (Ln17 + 18 + 19)				$17,436,581.69

Available Funds

21.	Available Collections		$17,436,581.69
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$17,436,581.69

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$286,239.88
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$286,239.88

	d.	Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances		$0.00
26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,500.00
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,500.00

	e.	Shortfall Amount (a + b + c - d)	$0.00
27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00
	e.	Class A-2 Monthly Interest	$0.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$0.00
	i.	Class A-3 Monthly Interest	$121,651.50
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$121,651.50
	m.	Class A-4 Monthly Interest	$108,614.67
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$108,614.67
28.	Priority Principal Distributable Amount		$0.00
29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$28,458.50
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$28,458.50
30.	Secondary Principal Distributable Amount		$0.00
31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$29,328.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$29,328.00
32.	Tertiary Principal Distributable Amount		$0.00
33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$40,216.33
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$40,216.33
34.	Quaternary Principal Distributable Amount		$10,572,277.77
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$11,189,286.65
36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$4,700,000.18
38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
39.	Additional Servicing Fees, if any		$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$2,653,159.49
	b.	Total Daily Deposits of Principal Collections	$14,782,628.70
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$793.50

	e.	Total Deposits to Collection Account (sum a - d)	$17,436,581.69
42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$286,239.88
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$15,600,546.95
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,547,294.86

	f.	Total Withdrawals from Collection Account (sum a - e)	$17,436,581.69

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$0.00
	c.	Class A-3 Interest Distribution	$121,651.50
	d.	Class A-4 Interest Distribution	$108,614.67
	e.	Class B Interest Distribution	$28,458.50
	f.	Class C Interest Distribution	$29,328.00
	g.	Class D Interest Distribution	$40,216.33
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$15,272,277.95
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$15,600,546.95
44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$0.00
	c.	Class A-3 Distribution	$15,393,929.45
	d.	Class A-4 Distribution	$108,614.67
	e.	Class B Distribution	$28,458.50
	f.	Class C Distribution	$29,328.00
	g.	Class D Distribution	$40,216.33

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$15,600,546.95

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$1,547,294.86
	b.	Reserve Account surplus (Ln 55)	$128.14

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$1,547,423.00
46.	Withdrawals
	a.	Certificateholder Distribution	$1,547,423.00

	b.	Total Withdrawals from Certificate Payment Account	$1,547,423.00

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,350,000.09	$2,350,000.09
	b.	Note Balance	$323,515,575.38
48.	Required Reserve Account Amount		$2,350,000.09

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)			$2,350,000.09
50.	Investment Earnings			$128.14
51.	Reserve Account Draw Amount			$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)			$2,350,128.23
53.	Deposit from Available Funds (Ln 42d)			$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist			$128.14

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)			$2,350,000.09
57.	Reserve Account Deficiency (Ln48 - Ln56)			$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
59.	Amount to be paid to Servicer from the Collection Account			$286,239.88
60.	Amount to be paid to Backup Servicer from the Collection Account			$2,500.00
61.	Amount to be deposited from the Collection Account into the Note Payment Account			$15,600,546.95
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$1,547,294.86
63.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$128.14
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$0.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$15,393,929.45
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$108,614.67
69.	Amount to be paid to Class B Noteholders from the Note Payment Account			$28,458.50
70.	Amount to be paid to Class C Noteholders from the Note Payment Account			$29,328.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account			$40,216.33
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus			$1,547,423.00

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$488,536.30
74.	Cumulative Net Losses			$15,647,030.49
75.	Cumulative Net Loss Percentage			1.6646%

			Number of Loans	Principal Balance
76.	Delinquency Analysis
	a.	31 to 60 days past due	997	$12,913,969.05
	b.	61 to 90 days past due	322	$4,206,653.97
	c.	91 or more days past due	116	$1,486,959.34

	d.	Total Past Due (sum a - c)	1,435	18,607,582.36

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,319,291,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on October 09, 2014.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer